Income Taxes - components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Current taxes	$ (384)	$ (867)	$ (3,744)
Deferred taxes	(98)	(55,238)	(3,141)
Resource property (expense) recovery	(1,137)	487	(1,773)
Provision for income taxes	$ (1,619)	$ (55,618)	$ (8,658)